Contingent liabilities, commitments and guarantees - Schedule of Contingent Liabilities, Commitments and Guarantees (Details) - GBP (£) £ in Millions	Jun. 30, 2021	Dec. 31, 2020
CONTINGENT LIABILITIES AND COMMITMENTS (Details) - Schedule of Commitments [Line Items]
Total contingent liabilities	£ 2,486	£ 2,364
Total commitments and guarantees	127,301	133,598
1 year or over original maturity
CONTINGENT LIABILITIES AND COMMITMENTS (Details) - Schedule of Commitments [Line Items]
Total commitments and guarantees	28,319	31,194
Documentary credits and other short-term trade-related transactions
CONTINGENT LIABILITIES AND COMMITMENTS (Details) - Schedule of Commitments [Line Items]
Total commitments and guarantees	1	1
Forward asset purchases and forward deposits placed
CONTINGENT LIABILITIES AND COMMITMENTS (Details) - Schedule of Commitments [Line Items]
Total commitments and guarantees	74	124
Mortgage offers made | Not later than one year
CONTINGENT LIABILITIES AND COMMITMENTS (Details) - Schedule of Commitments [Line Items]
Total commitments and guarantees	16,701	20,128
Other commitments and guarantees | Not later than one year
CONTINGENT LIABILITIES AND COMMITMENTS (Details) - Schedule of Commitments [Line Items]
Total commitments and guarantees	82,206	82,151
Undrawn Commitments | Not later than one year
CONTINGENT LIABILITIES AND COMMITMENTS (Details) - Schedule of Commitments [Line Items]
Total commitments and guarantees	98,907	102,279
Acceptances and endorsements
CONTINGENT LIABILITIES AND COMMITMENTS (Details) - Schedule of Commitments [Line Items]
Total contingent liabilities	60	73
Other items serving as direct credit substitutes
CONTINGENT LIABILITIES AND COMMITMENTS (Details) - Schedule of Commitments [Line Items]
Total contingent liabilities	455	221
Performance bonds, including letters of credit, and other transaction-related contingencies
CONTINGENT LIABILITIES AND COMMITMENTS (Details) - Schedule of Commitments [Line Items]
Total contingent liabilities	1,971	2,070
Other contingent liabilities
CONTINGENT LIABILITIES AND COMMITMENTS (Details) - Schedule of Commitments [Line Items]
Total contingent liabilities	£ 2,426	£ 2,291